ULTIMUS
                                Your Fund Matters

July 2, 2001


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re: Williamsburg Investment Trust (the "Trust")
    File No. 33-25301

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 36) has been filed electronically.

If you have any questions, please contact me at 513-587-3403.

Very truly yours,


/s/ John F. Splain

John F. Splain
Secretary



Ultimus Fund Solutions, LLC  135 Merchant Street, Suite 230  Phone: 513 587 3400
www.ultimusfundsolutions.com   Cincinnati, Ohio 45246         Fax:  513 587 3450